Expense Example, No Redemption - PGIM QMA SMALL-CAP VALUE FUND	Sep. 29, 2020 USD ($)
Class Z
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 75
Expense Example, No Redemption, 3 Years	236
Expense Example, No Redemption, 5 Years	410
Expense Example, No Redemption, 10 Years	917
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	470
Expense Example, No Redemption, 5 Years	831
Expense Example, No Redemption, 10 Years	1,845
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	661
Expense Example, No Redemption, 3 Years	907
Expense Example, No Redemption, 5 Years	1,173
Expense Example, No Redemption, 10 Years	1,930
Class R6
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	225
Expense Example, No Redemption, 3 Years	696
Expense Example, No Redemption, 5 Years	1,194
Expense Example, No Redemption, 10 Years	2,564
Class R2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	1,402
Expense Example, No Redemption, 5 Years	2,656
Expense Example, No Redemption, 10 Years	5,653
Class R4
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	645
Expense Example, No Redemption, 5 Years	1,227
Expense Example, No Redemption, 10 Years	$ 2,807